Financial result, net (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finance income
Results from financial assets and others		$ 745,571	$ 739,148	$ 136,715
Yield and interest		383,624	405,562	386,001
Gain on sale of equity instruments			13,236	47,129
Resources from Santiago de las Atalayas	[1]			688,664
Other finance income		368	1,410	53,234
Finance income		1,129,563	1,159,356	1,311,743
Finance expenses
Interest	[2]	(2,399,414)	(2,385,994)	(2,765,024)
Financial cost of other liabilities	[3]	(668,782)	(753,047)	(580,491)
Results from financial assets		(381,445)	(481,308)	(48,997)
Other financial expenses		(62,520)	(40,252)	(69,028)
Finance costs		(3,512,161)	(3,660,601)	(3,463,540)
Foreign exchange gain (loss), net		372,223	5,514	976,430
Financial result, net		$ (2,010,375)	$ (2,495,731)	$ (1,175,367)

[1]	On November 8, 2016, the Ministry of Mines and Energy concluded that the resources that were restricted in relation to this process were not royalties and, therefore, were not due to the Comuneros. In accordance with the foregoing, the resources held by Ecopetrol are its property, without any claim or discussion to date regarding ownership title thereof. On November 8, 2016, the amount claimed reached COP$688,664, originated mostly from the valuation and financial yield of the fund where the resources were deposited. The recovery of this provision was recognized in the net financial results of the period ending December 31, 2016.
[2]	As of December 31, 2018, borrowing costs for the financing of developing natural resources and property, plant and equipment of COP$200,833 (2017 – COP$191,651 and 2016 – COP$341,209) were capitalized.
[3]	Includes the financial expense of the asset retirement obligation and the liabilities for post–employment benefits.